EQ/AllianceBernstein Small Cap Growth Portfolio
EQ/AllianceBernstein Small Cap Growth Portfolio – Class K Shares
Investment Objective:
Seeks to achieve long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts ("Contracts"), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	EQ/AllianceBernstein Small Cap Growth Portfolio Class K Shares
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	EQ/AllianceBernstein Small Cap Growth Portfolio Class K Shares
Management Fee	0.74%
Distribution and/or Service Fees (12b-1 fees)	none
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.86%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EQ/AllianceBernstein Small Cap Growth Portfolio Class K Shares	88	274	477	1,061

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 52% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategy:

Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small capitalization companies. Small capitalization companies mean those companies with market capitalizations within the range of the Russell 2500 Index at the time of purchase (market capitalization range of approximately $24.2 million to $13.7 billion as of December 31, 2010).

The Portfolio invests primarily in U.S. common stocks and other equity-type securities issued by smaller companies with favorable growth prospects. The Portfolio may at times invest in companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in management, new products or changes in customer demand) and less widely known companies. The sub-adviser ("Adviser") may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio generally engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

AXA Equitable Funds Management Group, LLC ("FMG LLC" or the "Manager") has been granted relief by the Securities and Exchange Commission to hire, terminate and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, the Manager may not enter into an advisory agreement on behalf of the Portfolio with an "affiliated person" of the Manager, such as AllianceBernstein L.P., unless the advisory agreement is approved by the Portfolio's shareholders. The Manager has ultimate responsibility to oversee Advisers and recommend their hiring, termination and replacement.

Principal Risks:

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company's financial condition as well as general market, economic and political conditions.

Investment Style Risk: An Adviser may use a particular style or set of styles — in this case "growth" styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general. They also may increase the volatility of the Portfolio's share price.

Portfolio Turnover Risk: High portfolio turnover (generally, turnover, in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return.

Small-Cap Company Risk: A Portfolio's investments in small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price.

Special Situations Risk: A Portfolio may use aggressive investment techniques, including seeking to benefit from "special situations," such as mergers, consolidations, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, restructuring or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case a Portfolio would lose money. It is also possible that an Adviser's assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case a Portfolio may not realize any premium on its investment and could lose money if the value of the securities declines during the Portfolio's holding period.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the past one, five and ten years through December 31, 2010 compare to the returns of a broad-based market index. Past performance is not necessarily an indication of future performance.

The Class K Shares have not commenced operations prior to the date of this Prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class IA Shares, which would have annual returns identical to those of the Class K Shares because the Class IA Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
20.92% (2009 2nd Quarter)	–28.72% (2008 4th Quarter)

Average Annual Total Returns
Average Annual Total Returns - EQ/AllianceBernstein Small Cap Growth Portfolio	One Year	Five Years	Ten Years
Class IA Shares	33.56%	5.20%	3.53%
Russell 2000 Growth Index	29.09%	5.30%	3.78%